Earnings Per Share (Details) - USD ($)	Nov. 09, 2022	Mar. 31, 2022
Earnings Per Share [Abstract]
Principal amount (in Dollars)	$ 3,333,333.33
Number of common stock reserved issuance	20,911,474
Conversion of common stock	19,157,088
Conversion of warrant	1,754,386
Aggregate shares		500,000